EuroPacific Growth Fund®
Investment portfolio
December 31, 2023
unaudited

Common stocks 96.12% Industrials 16.07%	Shares	Value (000)
Airbus SE, non-registered shares	20,343,213	$3,140,143
Safran SA	12,523,916	2,209,273
Recruit Holdings Co., Ltd.	31,116,924	1,328,484
Kingspan Group PLC[1]	13,293,800	1,148,883
Siemens AG	5,830,215	1,093,574
Techtronic Industries Co., Ltd.	87,673,591	1,048,633
Melrose Industries PLC[1]	110,711,824	799,896
DSV A/S	3,949,124	694,697
SMC Corp.	1,179,279	630,644
VAT Group AG	1,135,480	569,822
MTU Aero Engines AG	2,637,928	568,559
Trane Technologies PLC	1,964,120	479,049
Rentokil Initial PLC	71,060,270	403,574
Ashtead Group PLC	5,777,911	400,354
Bunzl PLC	8,600,235	349,092
Rheinmetall AG, non-registered shares	1,053,290	333,895
Mitsui & Co., Ltd.	8,723,700	325,038
ABB, Ltd.	7,075,284	314,419
Schneider Electric SE	1,530,117	308,089
Larsen & Toubro, Ltd.	6,510,661	275,592
Daikin Industries, Ltd.	1,643,600	266,986
AB Volvo, Class B	10,070,008	261,779
NIBE Industrier AB, Class B	35,668,276	252,098
IMCD NV	1,393,833	243,201
International Consolidated Airlines Group SA (CDI)[2]	122,889,849	242,072
Grab Holdings, Ltd., Class A2	70,306,733	236,934
Diploma PLC	4,864,026	221,576
Legrand SA	1,964,527	204,625
TFI International, Inc.[3]	1,493,333	203,063
ASSA ABLOY AB, Class B	6,868,985	197,891
Shenzhen Inovance Technology Co., Ltd., Class A	21,987,666	195,566
Adecco Group AG	3,852,879	189,605
Wolters Kluwer NV	1,284,425	182,522
Rolls-Royce Holdings PLC[2]	46,214,294	176,002
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	9,567,764	167,020
Rumo SA	34,489,564	162,667
Brenntag SE	1,759,769	161,553
Ryanair Holdings PLC (ADR)	1,168,149	155,784
DHL Group	3,096,737	153,399
Canadian Pacific Kansas City, Ltd.[3]	1,874,778	148,220
BAE Systems PLC	10,006,000	141,564
Thales SA	919,275	135,957
Canadian National Railway Co. (CAD denominated)[3]	859,478	108,031
Deutsche Lufthansa AG2	11,254,539	100,028
Astra International Tbk PT	248,256,800	90,971
InPost SA2	6,535,285	90,348
EuroPacific Growth Fund — Page 1 of 12

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
AutoStore Holdings, Ltd.[2]	38,891,922	$76,413
Airports of Thailand PCL, foreign registered shares	43,422,513	75,305
Epiroc AB, Class A	1,577,939	31,660
Epiroc AB, Class B	1,807,740	31,634
ZTO Express (Cayman), Inc., Class A (ADR)	2,953,486	62,850
AirTAC International Group	1,721,923	56,556
Hitachi, Ltd.	744,800	53,828
BayCurrent Consulting, Inc.[3]	1,464,200	51,185
Fluidra, SA, non-registered shares	2,413,200	50,320
Carel Industries SpA	1,695,262	46,539
Marubeni Corp.	2,334,800	36,738
TELUS International (Cda), Inc., subordinate voting shares[2]	4,240,510	36,384
ITOCHU Corp.[3]	840,800	34,321
Komatsu, Ltd.	1,026,000	26,729
Spirax-Sarco Engineering PLC	187,509	25,048
Wizz Air Holdings PLC[2]	701,334	19,682
Rational AG	174	134
		21,826,498
Information technology 15.14%
Taiwan Semiconductor Manufacturing Co., Ltd.	173,210,501	3,333,520
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,629,220	585,439
ASML Holding NV	4,195,890	3,167,952
Shopify, Inc., Class A, subordinate voting shares[2]	22,561,202	1,757,518
SAP SE	9,601,341	1,476,930
SK hynix, Inc.	10,014,503	1,093,435
Capgemini SE	4,890,224	1,023,003
Tokyo Electron, Ltd.	5,082,683	903,450
Samsung Electronics Co., Ltd.	13,217,420	803,882
Keyence Corp.	1,592,815	698,200
ASM International NV	1,003,294	522,457
Constellation Software, Inc.	179,582	445,248
Renesas Electronics Corp.[2]	24,403,300	437,966
NICE, Ltd. (ADR)[2,3]	2,185,533	436,036
Sage Group PLC (The)	26,302,517	392,369
Dassault Systemes SE	7,985,100	390,908
NEC Corp.	6,509,570	384,122
Disco Corp.	1,486,400	365,769
Hexagon AB, Class B	29,862,444	359,786
STMicroelectronics NV	7,159,959	359,261
Fujitsu, Ltd.	1,848,229	279,019
OBIC Co., Ltd.	1,339,845	230,083
TDK Corp.	4,707,900	223,173
Nemetschek SE	1,648,999	142,801
Nomura Research Institute, Ltd.	4,548,400	131,793
Lasertec Corp.	501,200	130,986
NXP Semiconductors NV	560,425	128,718
Tata Consultancy Services, Ltd.	1,755,355	79,925
Halma PLC	2,589,134	75,226
Infosys, Ltd.	3,680,100	68,128
Canva, Inc.[2,4,5]	37,779	40,297
MediaTek, Inc.	969,000	31,915
EuroPacific Growth Fund — Page 2 of 12

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Reply SpA	231,665	$30,614
ALTEN SA, non-registered shares	180,485	26,968
		20,556,897
Consumer discretionary 12.64%
LVMH Moët Hennessy-Louis Vuitton SE	4,331,200	3,513,145
MercadoLibre, Inc.[2]	1,304,302	2,049,763
Flutter Entertainment PLC[1,2]	10,238,783	1,803,160
Flutter Entertainment PLC (CDI)[1,2]	663,972	117,600
adidas AG	4,233,691	860,875
Hermès International	311,439	660,959
Evolution AB	5,474,367	655,209
Compagnie Financière Richemont SA, Class A	4,705,250	649,011
Sony Group Corp.	6,364,833	603,098
Amadeus IT Group SA, Class A, non-registered shares	6,927,161	496,816
Galaxy Entertainment Group, Ltd.	83,078,374	464,346
InterContinental Hotels Group PLC	4,836,022	436,782
Maruti Suzuki India, Ltd.	3,461,908	428,280
Ferrari NV (EUR denominated)	1,138,012	383,555
Midea Group Co., Ltd., Class A	49,155,162	378,489
Coupang, Inc., Class A2	21,957,240	355,488
Booking Holdings, Inc.[2]	98,682	350,047
Entain PLC	26,889,101	339,645
Pan Pacific International Holdings Corp.	12,687,100	301,947
Mercedes-Benz Group AG	3,464,321	239,260
Trip.com Group, Ltd. (ADR)[2]	6,528,144	235,078
Kering SA	480,903	213,416
Industria de Diseño Textil, SA	4,743,738	206,905
Dowlais Group PLC[1]	110,388,238	149,886
Titan Co., Ltd.	3,361,301	148,366
B&M European Value Retail SA	20,113,928	143,254
NEXT PLC	1,362,168	140,618
Alibaba Group Holding, Ltd.	10,802,200	104,395
Prosus NV, Class N	2,783,255	82,989
Sands China, Ltd.[2]	26,974,800	78,718
Dollarama, Inc.	1,090,009	78,552
Shenzhou International Group Holdings, Ltd.	7,308,600	74,996
D’Ieteren Group	382,427	74,807
Zalando SE, non-registered shares[2]	3,019,229	71,492
Stellantis NV	2,956,575	69,239
Nitori Holdings Co., Ltd.	515,960	68,930
Bridgestone Corp.	1,391,000	57,449
Li Auto, Inc., Class A2	957,046	17,930
Li Auto, Inc., Class A (ADR)[2]	360,124	13,479
Toyota Motor Corp.	1,555,300	28,550
TVS Motor Co., Ltd.	571,311	13,891
China Tourism Group Duty Free Corp., Ltd., Class A	479,962	5,650
China Tourism Group Duty Free Corp., Ltd., Class H3	525,700	5,153
JD.com, Inc., Class A	96,050	1,384
		17,172,602
Financials 12.40%
AIA Group, Ltd.	242,244,923	2,103,995
Kotak Mahindra Bank, Ltd.	68,080,811	1,559,943
Banco Bilbao Vizcaya Argentaria, SA	107,027,172	975,161
EuroPacific Growth Fund — Page 3 of 12

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
HDFC Bank, Ltd.	37,204,491	$763,231
HDFC Bank, Ltd. (ADR)	105,665	7,091
NU Holdings, Ltd. / Cayman Islands, Class A2	86,801,755	723,059
ICICI Bank, Ltd.	57,238,057	684,530
ICICI Bank, Ltd. (ADR)	1,482,602	35,345
Edenred SA	11,409,680	685,074
UBS Group AG	21,315,277	662,026
London Stock Exchange Group PLC	5,149,326	608,721
ING Groep NV	33,162,158	496,444
Aegon, Ltd.	82,612,756	478,889
Aon PLC, Class A	1,558,775	453,635
Brookfield Corp., Class A	10,875,034	436,306
FinecoBank SpA	27,249,202	409,412
Bank Central Asia Tbk PT	630,484,100	384,551
UniCredit SpA	13,680,945	371,133
Axis Bank, Ltd.	23,353,846	308,908
Bank Mandiri (Persero) Tbk PT	747,450,700	293,203
B3 SA - Brasil, Bolsa, Balcao	95,280,166	283,350
Bajaj Finserv, Ltd.	13,890,000	281,128
Adyen NV2	208,220	268,420
Jio Financial Services, Ltd.[2]	86,198,783	240,987
3i Group PLC	7,559,175	232,689
Bajaj Finance, Ltd.	2,635,688	231,801
AXA SA3	6,713,891	219,161
Hana Financial Group, Inc.	5,836,956	196,236
Prudential PLC	15,183,021	170,917
DBS Group Holdings, Ltd.	6,365,334	160,818
Tokio Marine Holdings, Inc.	5,189,400	129,555
Bridgepoint Group PLC	35,982,791	127,474
Royal Bank of Canada	1,255,500	126,966
Euronext NV	1,386,121	120,360
Cholamandalam Investment and Finance Co., Ltd.	7,699,070	116,399
United Overseas Bank, Ltd.	5,295,731	113,977
XP, Inc., Class A	4,051,571	105,624
EXOR NV	1,000,058	100,257
DNB Bank ASA	4,093,573	86,967
China Merchants Bank Co., Ltd., Class A	21,976,942	86,494
Münchener Rückversicherungs-Gesellschaft AG	206,748	85,614
East Money Information Co., Ltd., Class A	41,445,440	81,867
Ping An Insurance (Group) Company of China, Ltd., Class H	17,331,234	78,397
Deutsche Bank AG	5,441,743	74,273
Grupo Financiero Banorte, SAB de CV, Series O	6,579,163	66,160
Intact Financial Corp.	387,899	59,679
Hong Kong Exchanges and Clearing, Ltd.	1,734,400	59,343
Skandinaviska Enskilda Banken AB, Class A	4,304,207	59,248
Resona Holdings, Inc.	10,299,100	52,158
Hiscox, Ltd.	3,678,341	49,338
China Pacific Insurance (Group) Co., Ltd., Class H	22,947,600	46,230
Discovery, Ltd.	5,648,469	44,374
Checkout Payments Group, Ltd., Class B2,4,5	479,280	44,314
Bank Rakyat Indonesia (Persero) Tbk PT	112,801,200	41,820
Partners Group Holding AG	26,148	37,804
Postal Savings Bank of China Co., Ltd., Class H	71,873,000	34,281
Erste Group Bank AG	811,140	32,911
Worldline SA, non-registered shares[2]	1,808,820	31,416
EuroPacific Growth Fund — Page 4 of 12

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Bank of Montreal	203,210	$20,107
Sberbank of Russia PJSC[4]	48,140,292	— [6]
		16,839,571
Health care 12.30%
Novo Nordisk AS, Class B	65,046,634	6,728,088
Daiichi Sankyo Co., Ltd.	74,690,210	2,067,749
AstraZeneca PLC	12,555,324	1,690,993
EssilorLuxottica SA	3,051,840	613,407
HOYA Corp.	3,797,337	472,272
Argenx SE (ADR)[2]	1,120,991	426,458
Argenx SE, non-registered shares[2]	73,150	27,798
Lonza Group AG	950,847	400,037
Sanofi	3,772,007	373,962
Sonova Holding AG	1,094,716	357,981
Grifols, SA, Class A, non-registered shares[2]	17,698,156	303,334
Grifols, SA, Class B (ADR)[2]	3,401,424	39,320
WuXi AppTec Co., Ltd., Class A	18,541,345	191,089
WuXi AppTec Co., Ltd., Class H3	13,861,208	141,728
Eisai Co., Ltd.	6,341,300	317,296
Eurofins Scientific SE, non-registered shares	4,028,874	263,602
Takeda Pharmaceutical Co., Ltd.	8,472,500	243,223
Siemens Healthineers AG	3,895,622	226,377
Hypera SA, ordinary nominative shares	29,270,999	211,546
Genmab A/S2	644,536	205,305
WuXi Biologics (Cayman), Inc.[2]	53,888,712	203,564
BeiGene, Ltd. (ADR)[2]	1,008,580	181,908
Bayer AG	4,264,407	158,311
Coloplast AS, Class B	1,131,488	129,361
Asahi Intecc Co., Ltd.	5,648,800	114,515
Innovent Biologics, Inc.[2]	20,793,500	113,541
Sartorius Stedim Biotech SA	349,967	92,952
bioMérieux SA	821,871	91,560
Rede D’Or Sao Luiz SA	13,225,900	77,920
Ambu AS, Class B, non-registered shares[2]	4,558,092	70,993
Mankind Pharma, Ltd.[2]	2,977,000	70,849
CSL, Ltd.	122,794	23,940
Bachem Holding AG	243,798	18,888
Straumann Holding AG	115,830	18,738
Koninklijke Philips NV2	660,014	15,414
Hapvida Participações e Investimentos SA2	14,937,392	13,618
		16,697,637
Materials 9.33%
Fortescue, Ltd.	124,647,379	2,465,556
Glencore PLC	328,447,878	1,970,437
Sika AG	5,034,050	1,644,796
Shin-Etsu Chemical Co., Ltd.	33,153,100	1,385,343
Linde PLC	1,955,438	803,118
Vale SA, ordinary nominative shares	28,429,401	450,802
Vale SA (ADR), ordinary nominative shares	16,958,597	268,963
Ivanhoe Mines, Ltd., Class A2,3	35,681,487	346,030
Ivanhoe Mines, Ltd., Class A2,5	25,725,343	249,478
DSM-Firmenich AG	5,262,086	535,767
Heidelberg Materials AG, non-registered shares	4,509,788	402,941
EuroPacific Growth Fund — Page 5 of 12

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Lundin Mining Corp.[1]	46,691,750	$381,977
First Quantum Minerals, Ltd.[1]	44,448,339	363,959
Givaudan SA	39,003	162,254
Air Liquide SA3	805,008	156,599
CRH PLC	2,232,175	154,377
CEMEX, SAB de CV (ADR), ordinary participation certificates, units[2]	18,628,357	144,370
OCI NV	4,918,596	142,993
Arkema SA	1,254,564	142,710
CCL Industries, Inc., Class B, nonvoting shares[3]	2,781,794	125,103
Rio Tinto PLC	1,570,474	116,636
BASF SE	2,163,563	116,504
Wacker Chemie AG	873,765	110,271
Antofagasta PLC	1,707,913	36,535
		12,677,519
Energy 6.87%
Canadian Natural Resources, Ltd. (CAD denominated)[3]	39,259,982	2,572,099
Reliance Industries, Ltd.	81,602,916	2,532,422
Cenovus Energy, Inc. (CAD denominated)[3]	85,497,441	1,424,689
TotalEnergies SE	16,985,524	1,153,800
Aker BP ASA	14,623,747	425,007
Neste OYJ	10,303,334	366,068
Tourmaline Oil Corp.	7,614,507	342,439
Woodside Energy Group, Ltd.	10,834,586	229,524
BP PLC	22,565,456	133,351
Shell PLC (EUR denominated)	2,434,011	80,003
Shell PLC (GBP denominated)	707,377	22,982
MEG Energy Corp.[2]	2,437,976	43,551
Gazprom PJSC[2,4]	79,314,536	— [6]
Rosneft Oil Co. PJSC[4]	3,432,340	— [6]
		9,325,935
Consumer staples 6.35%
Nestlé SA	12,610,870	1,459,549
Kweichow Moutai Co., Ltd., Class A	4,522,872	1,098,630
Ajinomoto Co., Inc.	24,128,000	932,453
Philip Morris International, Inc.	8,224,899	773,798
Seven & i Holdings Co., Ltd.	15,815,248	626,364
Danone SA	9,231,272	598,752
Pernod Ricard SA	2,369,555	419,009
Anheuser-Busch InBev SA/NV	5,103,411	329,713
Treasury Wine Estates, Ltd.	30,814,697	225,703
Kobe Bussan Co., Ltd.	7,079,100	208,914
Carlsberg A/S, Class B	1,611,202	201,947
British American Tobacco PLC	6,829,207	199,292
JBS SA	37,335,309	190,844
Nissin Foods Holdings Co., Ltd.	4,965,300	173,138
Chocoladefabriken Lindt & Sprüngli AG, nonvoting shares	13,867	166,562
L’Oréal SA, non-registered shares	322,196	160,198
Godrej Consumer Products, Ltd.	10,323,995	140,261
Fomento Económico Mexicano, SAB de CV	9,040,550	117,659
Avenue Supermarts, Ltd.[2]	2,222,151	108,934
Uni-Charm Corp.	2,974,264	107,450
Diageo PLC	2,933,082	106,513
Asahi Group Holdings, Ltd.[3]	2,461,200	91,607
EuroPacific Growth Fund — Page 6 of 12

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Imperial Brands PLC	3,398,005	$78,086
Reckitt Benckiser Group PLC	1,113,534	76,822
Foshan Haitian Flavouring and Food Co., Ltd., Class A	4,738,120	25,324
		8,617,522
Communication services 3.63%
Bharti Airtel, Ltd.	132,369,038	1,639,811
Bharti Airtel, Ltd., interim shares	3,458,788	26,478
Tencent Holdings, Ltd.	20,271,331	765,866
Publicis Groupe SA	5,595,280	520,331
NetEase, Inc.	23,480,300	435,781
Informa PLC	22,722,007	225,579
Universal Music Group NV	7,325,986	209,202
Nintendo Co., Ltd.	3,820,200	199,629
Nippon Telegraph and Telephone Corp.	154,500,800	188,629
SoftBank Group Corp.	4,137,800	182,816
Deutsche Telekom AG	6,576,349	157,926
Ubisoft Entertainment SA2	5,331,044	136,441
Capcom Co., Ltd.	2,418,200	78,086
HYBE Co., Ltd.	370,000	66,799
Singapore Telecommunications, Ltd.	26,074,300	48,726
MTN Group, Ltd.	3,859,943	24,347
América Móvil, SAB de CV, Class B (ADR)	1,171,047	21,688
		4,928,135
Utilities 0.88%
ENN Energy Holdings, Ltd.	55,028,307	404,522
Engie SA	20,699,349	363,980
E.ON SE	11,122,813	149,214
Equatorial Energia SA, ordinary nominative shares	17,576,371	129,191
China Resources Gas Group, Ltd.	16,510,200	54,048
National Grid PLC	2,344,745	31,660
Enel SpA	4,142,015	30,830
Iberdrola, SA, non-registered shares	2,356,586	30,820
		1,194,265
Real estate 0.51%
Goodman Logistics (HK), Ltd. REIT	14,243,122	244,562
ESR Group, Ltd.	136,936,200	189,013
KE Holdings, Inc., Class A (ADR)	6,446,821	104,503
Ayala Land, Inc.	150,304,607	93,506
China Resources Mixc Lifestyle Services, Ltd.	18,326,200	65,036
		696,620
Total common stocks (cost: $87,387,302,000)		130,533,201
Preferred securities 0.74% Health care 0.41%
Sartorius AG, nonvoting non-registered preferred shares[3]	1,100,593	404,930
Grifols, SA, Class B, nonvoting non-registered preferred shares[2]	12,919,206	150,089
		555,019
Consumer discretionary 0.18%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	2,830,514	249,612
EuroPacific Growth Fund — Page 7 of 12

unaudited
Preferred securities (continued) Financials 0.12%	Shares	Value (000)
Itaú Unibanco Holding SA, preferred nominative shares	15,688,646	$109,092
Banco Bradesco SA, preferred nominative shares	14,332,552	49,906
		158,998
Information technology 0.03%
Samsung Electronics Co., Ltd., nonvoting preferred shares	936,000	45,135
Canva, Inc., Series A, noncumulative preferred shares[2,4,5]	3,308	3,528
Canva, Inc., Series A-3, noncumulative preferred shares[2,4,5]	133	142
Canva, Inc., Series A-4, noncumulative preferred shares[2,4,5]	11	12
Canva, Inc., Series A-5, noncumulative preferred shares[2,4,5]	9	10
		48,827
Total preferred securities (cost: $820,516,000)		1,012,456
Rights & warrants 0.03% Consumer discretionary 0.03%
Midea Group Co., Ltd., Class A, warrants, expire 2/26/2024[2,7]	5,565,400	42,853
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040[2,4]	108,820	— [6]
Total rights & warrants (cost: $44,772,000)		42,853
Short-term securities 3.88% Money market investments 3.69%
Capital Group Central Cash Fund 5.44%[1,8]	50,070,185	5,006,518
Money market investments purchased with collateral from securities on loan 0.19%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32%[8,9]	41,600,000	41,600
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.25%[8,9]	36,400,000	36,400
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.27%[8,9]	34,036,543	34,036
Fidelity Investments Money Market Government Portfolio, Class I 5.25%[8,9]	33,800,000	33,800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.27%[8,9]	33,800,000	33,800
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.26%[8,9]	28,600,000	28,600
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.23%[8,9]	26,000,000	26,000
Capital Group Central Cash Fund 5.44%[1,8,9]	182,535	18,252
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.23%[8,9]	7,800,000	7,800
		260,288
Total short-term securities (cost: $5,266,993,000)		5,266,806
Total investment securities 100.77% (cost: $93,519,583,000)		136,855,316
Other assets less liabilities (0.77)%		(1,051,922)
Net assets 100.00%		$135,803,394
EuroPacific Growth Fund — Page 8 of 12

unaudited
Investments in affiliates1

	Value at 4/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend or interest income (000)
Common stocks 3.51%
Industrials 1.44%
Kingspan Group PLC	$688,557	$263,972	$9,676	$3,289	$202,741	$1,148,883	$6,015
Melrose Industries PLC	668,036	25,021	252,670	2,505	357,004	799,896	2,085
						1,948,779
Information technology 0.00%
NICE, Ltd.[10]	51,750	—	41,873	8,647	(18,524)	—	—
NICE, Ltd. (ADR)[2,3,11]	896,614	—	336,098	(4,267)	(120,213)	—	—
						—
Consumer discretionary 1.52%
Flutter Entertainment PLC[2]	1,874,750	43,269	55,330	25,092	(84,621)	1,803,160	—
Flutter Entertainment PLC (CDI)[2]	—	131,531	966	(32)	(12,933)	117,600	—
Dowlais Group PLC	—	250,330	1,304	165	(99,305)	149,886	1,915
						2,070,646
Materials 0.55%
Lundin Mining Corp.	320,997	—	4,407	(206)	65,593	381,977	9,333
First Quantum Minerals, Ltd.	1,163,840	52,395	115,834	(36,094)	(700,348)	363,959	8,022
						745,936
Energy 0.00%
Canadian Natural Resources, Ltd. (CAD denominated)[3,11]	3,254,271	172,824	1,303,196	383,255	64,945	—	90,093
Communication services 0.00%
Sea, Ltd., Class A (ADR)[10]	2,904,270	13,379	1,644,917	(288,901)	(983,831)	—	—
Total common stocks						4,765,361
Short-term securities 3.70%
Money market investments 3.69%
Capital Group Central Cash Fund 5.44%[8]	7,430,845	10,168,975	12,592,769	729	(1,262)	5,006,518	248,987
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 5.44%[8,9]	50,797		32,545 [12]			18,252	— [13]
Total short-term securities						5,024,770
Total 7.21%				$94,182	$(1,330,754)	$9,790,131	$366,450
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A2	12/18/2023	$230,721	$249,478	.19%
Checkout Payments Group, Ltd., Class B2,4	1/11/2022	148,840	44,314.03
Canva, Inc.[2,4]	8/26/2021-11/4/2021	64,403	40,297.03
Canva, Inc., Series A, noncumulative preferred shares[2,4]	11/4/2021	5,639	3,528	.00 [14]
Canva, Inc., Series A-3, noncumulative preferred shares[2,4]	11/4/2021	227	142	.00 [14]
Canva, Inc., Series A-4, noncumulative preferred shares[2,4]	11/4/2021	19	12	.00 [14]
Canva, Inc., Series A-5, noncumulative preferred shares[2,4]	11/4/2021	15	10	.00 [14]
Total		$449,864	$337,781	.25%

EuroPacific Growth Fund — Page 9 of 12

unaudited
[1]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $404,946,000, which represented .30% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $337,781,000, which represented .25% of the net assets of the fund.

[6]	Amount less than one thousand.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $42,853,000, which represented .03% of the net assets of the fund.

[8]	Rate represents the seven-day yield at 12/31/2023.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Affiliated issuer during the reporting period but no longer held at 12/31/2023.
[11]	Affiliated issuer during the reporting period but no longer an affiliate at 12/31/2023. Refer to the investment portfolio for the security value at 12/31/2023.
[12]	Represents net activity.
[13]	Dividend income is included with securities lending income and is not shown in this table.
[14]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
EuroPacific Growth Fund — Page 10 of 12

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of December 31, 2023 (dollars in thousands):
EuroPacific Growth Fund — Page 11 of 12

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$1,597,335	$20,229,163	$—	$21,826,498
Information technology	3,352,959	17,163,641	40,297	20,556,897
Consumer discretionary	3,082,407	14,090,195	—	17,172,602
Financials	2,033,972	14,761,285	44,314	16,839,571
Health care	647,686	16,049,951	—	16,697,637
Materials	2,837,375	9,840,144	—	12,677,519
Energy	4,382,778	4,943,157	— *	9,325,935
Consumer staples	891,457	7,726,065	—	8,617,522
Communication services	21,688	4,906,447	—	4,928,135
Utilities	—	1,194,265	—	1,194,265
Real estate	104,503	592,117	—	696,620
Preferred securities	—	1,008,764	3,692	1,012,456
Rights & warrants	—	42,853	— *	42,853
Short-term securities	5,266,806	—	—	5,266,806
Total	$24,218,966	$112,548,047	$88,303	$136,855,316
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-016-0224O-S96468
EuroPacific Growth Fund — Page 12 of 12